Supplemental Oil and Gas Information (Unaudited)	12 Months Ended
Dec. 31, 2014
Extractive Industries [Abstract]
Supplemental Oil and Gas Information (Unaudited)

Note 20. Supplemental Oil and Gas Information (Unaudited)

Capitalized Costs Relating to Oil and Natural Gas Producing Activities

The total amount of capitalized costs relating to oil and natural gas producing activities and the total amount of related accumulated depreciation, depletion and amortization is as follows at the dates indicated.

	For the Year Ended December 31,
	2014	2013	2012
	(In thousands)
MRD Segment:
Evaluated oil and natural gas properties	$1,268,873	$897,511	$742,404
Unevaluated oil and natural gas properties	48,229	44,453	24,629
Accumulated depletion, depreciation, and amortization	(276,837)	(160,620)	(122,712)
Subtotal	$1,040,265	$781,344	$644,321
MEMP Segment:
Evaluated oil and natural gas properties (1)	$3,329,338	$2,077,344	$1,849,457
Support equipment and facilities	185,997	5,910	5,760
Unevaluated oil and natural gas properties	—	1,960	6,964
Accumulated depletion, depreciation, and amortization (1)	(1,057,398)	(462,742)	(345,579)
Subtotal	$2,457,937	$1,622,472	$1,516,602
Consolidated:
Evaluated oil and natural gas properties (1)	$4,598,211	$2,974,855	$2,591,861
Support equipment and facilities	185,997	5,910	5,760
Unevaluated oil and natural gas properties	48,229	46,413	31,593
Accumulated depletion, depreciation, and amortization (1)	(1,334,235)	(623,362)	(468,291)
Total	$3,498,202	$2,403,816	$2,160,923

(1)	Amounts do not include costs for SPBPC and related support equipment.

Costs Incurred in Oil and Natural Gas Property Acquisition, Exploration and Development Activities

Costs incurred in property acquisition, exploration and development activities were as follows for the periods indicated:

	For the Year Ended December 31,
	2014	2013	2012
	(In thousands)
MRD Segment:
Property acquisition costs, proved	$74,490	$56,108	$87,857
Property acquisition costs, unproved	24,310	19,975	5,293
Exploration and extension well costs	209,532	13,313	212
Development	181,026	191,350	99,028
Subtotal	$489,358	$280,746	$192,390
MEMP Segment:
Property acquisition costs, proved	$983,796	$37,786	$278,246
Exploration and extension well costs	—	—	42,430
Development (1)	306,751	164,920	99,395
Subtotal	$1,290,547	$202,706	$420,071
Consolidated:
Property acquisition costs, proved	$1,058,286	$93,894	$366,103
Property acquisition costs, unproved	24,310	19,975	5,293
Exploration and extension well costs	209,532	13,313	42,642
Development (1)	487,777	356,270	198,423
Total	$1,779,905	$483,452	$612,461

(1)	Amounts do not include costs for SPBPC and related support equipment.

Standardized Measure of Discounted Future Net Cash Flows from Proved Reserves

As required by the FASB and SEC, the standardized measure of discounted future net cash flows presented below is computed by applying first-day-of-the-month average prices, year-end costs and legislated tax rates and a discount factor of 10 percent to proved reserves. We do not believe the standardized measure provides a reliable estimate of the Company’s expected future cash flows to be obtained from the development and production of its oil and gas properties or of the value of its proved oil and gas reserves. The standardized measure is prepared on the basis of certain prescribed assumptions including first-day-of-the-month average prices, which represent discrete points in time and therefore may cause significant variability in cash flows from year to year as prices change.

Oil and Natural Gas Reserves

Users of this information should be aware that the process of estimating quantities of “proved” and “proved developed” oil and natural gas reserves is very complex, requiring significant subjective decisions in the evaluation of all available geological, engineering and economic data for each reservoir. The data for a given reservoir may also change substantially over time as a result of numerous factors including, but not limited to, additional development activity, evolving production history and continual reassessment of the viability of production under varying economic conditions. As a result, revisions to existing reserve estimates may occur from time to time. Although every reasonable effort is made to ensure reserve estimates reported represent the most accurate assessments possible, the subjective decisions and variances in available data for various reservoirs make these estimates generally less precise than other estimates included in the financial statement disclosures.

Proved reserves are those quantities of oil and natural gas that by analysis of geoscience and engineering data can be estimated with reasonable certainty to be economically producible — from a given date forward, from known reservoirs, and under existing economic conditions, operating methods and government regulations — prior to the time at which contracts providing the right to operate expire, unless evidence indicates that renewal is reasonably certain, regardless of whether deterministic or probabilistic methods are used for the estimation. The project to extract the hydrocarbons must have commenced or the operator must be reasonably certain that it will commence the project within a reasonable time.

We engaged NSAI and MEMP engaged NSAI and Ryder Scott to audit our internally prepared reserves estimates for all of our estimated proved reserves (by volume) at December 31, 2014. All proved reserves are located in the United States and all prices are held constant in accordance with SEC rules.

The weighted-average benchmark product prices used for valuing the reserves are based upon the average of the first-day-of-the-month price for each month within the period January through December of each year presented:

	2014	2013	2012
Oil ($/Bbl)
West Texas Intermediate (1)	$91.48	$93.42	$91.33

NGL ($/Bbl)
West Texas Intermediate (1)	$91.48	$93.42	$91.75

Natural Gas ($/Mmbtu)
Henry Hub (2)	$4.35	$3.67	$2.75

(1)	The unweighted average West Texas Intermediate price was adjusted by lease for quality, transportation fees, and a regional price differential.
(2)	The unweighted average Henry Hub price was adjusted by lease for energy content, compression charges, transportation fees, and regional price differentials.

Net Reserves

The following tables set forth estimates of the net reserves as of December 31, 2014, 2013, and 2012 respectively:

	For the Year Ended December 31, 2014
	Oil (MBbls)	Gas (MMcf)	NGLs (MBbls)	Equivalent (MMcfe)
Proved developed and undeveloped reserves:
Beginning of the year	50,459	1,409,393	71,422	2,140,683
Extensions and discoveries	2,674	196,250	10,587	275,815
Purchase of minerals in place	69,364	35,222	23,598	592,996
Production	(4,042)	(105,295)	(4,363)	(155,718)
Sales of minerals in place	(623)	(10,815)	(950)	(20,253)
Revision of previous estimates	(5,659)	215,801	11,773	252,467
End of year (1)	112,173	1,740,556	112,067	3,085,990

Proved developed reserves:
Beginning of year	25,667	651,345	29,863	984,535
End of year	58,431	772,578	55,463	1,455,934

Proved undeveloped reserves:
Beginning of year	24,792	758,048	41,559	1,156,148
End of year	53,742	967,978	56,604	1,630,056

(1)	Includes reserves of 1,452,457 MMcfe attributable to noncontrolling interests.

	For the Year Ended December 31, 2013
	Oil (MBbls)	Gas (MMcf)	NGLs (MBbls)	Equivalent (MMcfe)
Proved developed and undeveloped reserves:
Beginning of the year	51,042	1,343,818	70,818	2,074,982
Extensions and discoveries	7,449	190,744	10,065	295,832
Purchase of minerals in place	330	48,109	1,275	57,737
Production	(2,429)	(70,016)	(3,089)	(103,122)
Sales of minerals in place	(599)	(14,137)	(1,573)	(27,169)
Revision of previous estimates	(5,334)	(89,125)	(6,074)	(157,577)
End of year (1)	50,459	1,409,393	71,422	2,140,683

Proved developed reserves:
Beginning of year	27,597	622,381	28,268	957,573
End of year	25,667	651,345	29,863	984,535

Proved undeveloped reserves:
Beginning of year	23,445	721,437	42,550	1,117,409
End of year	24,792	758,048	41,559	1,156,148

(1)	Includes reserves of 966,335 MMcfe attributable to noncontrolling interests and previous owners.

	For the Year Ended December 31, 2012
	Oil (MBbls)	Gas (MMcf)		NGLs (MBbls)	Equivalent (MMcfe)
Proved developed and undeveloped reserves:
Beginning of the year	37,984	1,509,086		68,076	2,145,454
Extensions and discoveries	8,190	61,888		3,831	134,010
Purchase of minerals in place	12,436	141,732		8,974	270,190
Production	(1,888)	(53,875)		(1,643)	(75,056)
Sales of minerals in place	(4,218)	(4,942)		—	(30,250)
Revision of previous estimates	(1,462)	(310,071)		(8,420)	(369,366)
End of year (1)	51,042	1,343,818		70,818	2,074,982

Proved developed reserves:
Beginning of year	21,439	604,988		17,659	839,577
End of year	27,597	622,381		28,268	957,573

Proved undeveloped reserves:
Beginning of year	16,545	904,098		50,417	1,305,877
End of year	23,445	721,437	#	42,550	1,117,409

(1)	Includes reserves of 605,680 MMcfe attributable to noncontrolling interests and previous owners.

Noteworthy amounts included in the categories of proved reserve changes in the above tables include:

•

MRD had upward revisions of 261.3 Bcfe primarily due to well performance in East Texas and North Louisiana. Additionally, there was an increase of 253.7 Bcfe from extensions, primarily due to the redevelopment program in the Terryville Complex. MRD also acquired 31.3 Bcfe from multiple acquisitions already inside the Terryville Complex. Proved undeveloped reserves increased during the year primarily due to the development of unproved locations in 2014 and revisions to our forecasts for East Texas properties, which give effect for well performance using longer lateral lengths.

•

148.6 Bcfe of the increase in reserves for the year ended December 31, 2013, through the category extensions and discoveries, was due to the horizontal redevelopment drilling program in the Terryville Complex.

•

WildHorse acquired 43.5 Bcfe in multiple acquisitions during the year ended December 31, 2012, the largest being the Undisclosed Seller Acquisition. Downward revisions of previous estimates for estimated natural gas proved reserves was primarily the result of a decrease in natural gas prices.

•

MEMP acquired 561.7 Bcfe in multiple acquisitions during the year ended December 31, 2014, the largest being the Wyoming Acquisition of 497.2 Bcfe. MEMP also acquired 45.0 Bcfe from the Eagle Ford Acquisition. Downward revision of natural gas for the year ended December 31, 2014 was primarily due to updated well performance data in certain East Texas fields. Proved undeveloped reserves increased during the year ended December 31, 2014 primarily due to the Wyoming Acquisition.

•

MEMP acquired 224.2 Bcfe in multiple acquisitions during the year ended December 31, 2012, the largest being the Goodrich Acquisition of 148.9 Bcfe. Stanolind acquired 43.6 Bcfe through multiple acquisitions, the largest being the Menemsha Acquisition of 23.9 Bcfe. During the year ended December 31, 2012, Propel divested 19.0 Bcfe of offshore Louisiana oil and gas properties to an NGP controlled entity.

See Note 3 for additional information on acquisitions and divestitures.

A variety of methodologies are used to determine our proved reserve estimates. The principal methodologies employed are reservoir simulation, decline curve analysis, volumetric, material balance, advance production type curve matching, petro-physics/log analysis and analogy. Some combination of these methods is used to determine reserve estimates in substantially all of our fields.

Standardized Measure

The standardized measure of discounted future net cash flows is as follows:

	For the Year Ended December 31,
	2014	2013	2012
	(In thousands)
Future cash inflows	$21,505,195	$12,614,999	$11,432,968
Future production costs	(5,841,650)	(4,306,398)	(3,513,843)
Future development costs	(2,665,833)	(2,038,803)	(1,681,721)
Future income tax expense (1)	(1,789,031)	—	—
Future net cash flows for estimated timing of cash flows	11,208,681	6,269,798	6,237,404
10% annual discount for estimated timing of cash flows	(6,486,539)	(3,192,733)	(3,326,893)
Standardized measure of discounted future net cash flows (2)	$4,722,142	$3,077,065	$2,910,511

(1)

Our predecessor was a pass through entity and was subject to the Texas margin tax which has a maximum effective rate of 0.7% of gross income apportioned to Texas. Due to immateriality, we have excluded the impact of this tax for the years ended December 31, 2013 and 2012.

(2)	Includes $2,756,848, $1,529,216 and $1,113,453 attributable to both noncontrolling interests and previous owners for the years ended December 31, 2014, 2013 and 2012, respectively.

Changes in Standardized Measure of Discounted Future Net Cash Flows Relating to Proved Reserves

The following is a summary of the changes in the standardized measure of discounted future net cash flows for the proved oil and natural gas reserves during each of the years in the three year period ended December 31, 2014:

	For the Year Ended December 31,
	2014	2013	2012
	(In thousands)
Beginning of year	$3,077,065	$2,910,511	$2,885,485
Sale of oil and natural gas produced, net of production costs	(687,717)	(430,964)	(267,339)
Purchase of minerals in place	1,558,759	74,337	474,337
Sale of minerals in place	(47,791)	(54,091)	(154,963)
Extensions and discoveries	697,931	437,427	393,102
Changes in income taxes, net	(1,058,815)	—	1,947
Changes in prices and costs	196,530	(85,731)	(733,962)
Previously estimated development costs incurred	480,466	261,787	130,750
Net changes in future development costs	(201,177)	(17,514)	(68,471)
Revisions of previous quantities	665,089	(327,926)	(267,375)
Accretion of discount	307,707	287,535	288,743
Change in production rates and other	(265,905)	21,694	228,257
End of year	$4,722,142	$3,077,065	$2,910,511